Leases - Summary of Cash Flow Information Related to Operating Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	¥ 289,456	¥ 132,440	¥ 84,975
Leased assets obtained in exchange for operating lease liabilities	¥ 1,329,021	¥ 130,560	¥ 186,181